Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Current Assets
Cash and equivalents	$ 1,861	$ 1,890
Short-term investments	884	718
Trade receivables, net	1,187	1,240
Inventories	1,495	1,402
Prepaid expenses, deferred taxes and other	704	623
Total Current Assets	6,131	5,873
Property, Plant and Equipment, Net	3,605	3,476
Goodwill	1,090	1,109
Core and Developed Technology, Net	513	541
Other Intangibles, Net	247	293
Capitalized Software, Net	365	371
Other Assets	497	487
Total Assets	12,447	12,149
Current Liabilities
Short-term debt	203	207
Accounts payable	401	333
Accrued expenses	1,053	1,067
Salaries, wages and related items	551	504
Income taxes	26	19
Total Current Liabilities	2,235	2,130
Long-Term Debt	3,768	3,763
Long-Term Employee Benefit Obligations	1,009	805
Deferred Income Taxes and Other	383	408
Commitments and Contingencies
Shareholders' Equity
Common stock - $1 par value: authorized - 640,000,000 shares; issued - 332,662,160 shares in 2014 and 2013.	333	333
Capital in excess of par value	2,198	2,068
Retained earnings	12,105	11,342
Deferred compensation	19	19
Common stock in treasury - at cost - 140,770,158 shares in 2014 and 138,663,113 shares in 2013.	(8,601)	(8,204)
Accumulated other comprehensive loss	(1,001)	(516)
Total Shareholders' Equity	5,053	5,043
Total Liabilities and Shareholders' Equity	$ 12,447	$ 12,149